Trade and other receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables
Beginning of the year	$ 1,840	$ 3,007
Additions (i)	210	539
Recovery (i)	(121)	(607)
Currency translations adjustment	371	158
Receivables written off during the period/year as uncollectable	0	(26)
Inflation adjustment	(1,106)	(1,231)
End of the year	$ 1,194	$ 1,840